VARIABLE INTEREST ENTITIES ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2017 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2018	$ 17,100
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023 and thereafter	29,985
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023 and thereafter	32,795
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023 and thereafter	32,795
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022	17,100
2023 and thereafter	35,700
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2018	24,545
2019	23,360
2020	22,260
2021	21,136
2022	20,067
2023 and thereafter	51,286
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
2018	15,151
2019	15,193
2020	15,151
2021	15,151
2022	15,151
2023 and thereafter	45,495
CCBFL Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2018	12,151
2019	11,925
2020	11,718
2021	11,471
2022	11,266
2023 and thereafter	$ 45,522